NOTES PAYABLE – RELATED PARTY (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF OUTSTANDING LOAN AND NOTE BALANCES

The following table summarizes outstanding loan and note balances as of December 31, 2025, and 2024:

	December 31, 2025 (Restated)	December 31, 2024 (Restated)
Outstanding loan and note payable balances:
Business acquisition loans (Seller’s note)	$2,350,000	$350,000
SBA loan (non-current)	105,678	114,184
PPP loan	—	5,661
AJB promissory note	—	—